/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , April 30, 2000

MFS Charter Income Trust

Date         Identification   Shares         Repurchase      NAV     Broker
             of Security      Repurchased    Price
4/7/00       Shares of        20,000         8.25            9.75    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
4/10/00      Shares of        6,900          8.25            9.76    Merrill
             Beneficial                                              Lynch
             Interest
4/11/00      Shares of        1,900          8.25            9.74    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
4/13/00      Shares of        20,000         8.1875          9.67    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
4/17/00      Shares of        15,300         8.125           9.65    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
4/17/00      Shares of        34,700         8.1875          9.65    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
4/18/00      Shares of        20,000         8.1875          9.64    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
4/19/00      Shares of        20,000         8.1875          9.64    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
4/19/00      Shares of        70,000         8.25            9.64    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
4/24/00      Shares of        11,600         8.3125          9.65    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
4/26/00      Shares of        20,000         8.3125          9.60    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
4/28/00      Shares of        7,400          8.25            9.57    Salomon
             Beneficial                                              Smith
             Interest                                                Barney


Total Shares Repurchased:  247,800
Remarks: None.

MFS Charter Income Trust

by:  W. Thomas London

         W. Thomas London
                                    Treasurer